Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - USD ($)	3 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.30%	1.00%	0.60%
United States Real GDP year-over-year growth	1.80%	2.00%	0.90%
Canadian unemployment rate	6.20%	6.10%	6.10%
United States unemployment rate	4.20%	4.20%	4.10%
Canadian Housing Price Index growth	1.90%	1.50%	0.80%
S&P 500 Index growth rate	8.60%	5.90%	5.50%
Canadian household debt service ratio	15.00%	15.20%	15.50%
West Texas Intermediate Oil Price	$ 79	$ 78	$ 84
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.00%	1.90%	1.90%
United States Real GDP year-over-year growth	2.00%	2.00%	1.70%
Canadian unemployment rate	6.10%	6.00%	5.80%
United States unemployment rate	4.00%	4.00%	4.00%
Canadian Housing Price Index growth	3.10%	3.10%	3.00%
S&P 500 Index growth rate	5.90%	5.90%	5.90%
Canadian household debt service ratio	14.80%	14.60%	14.80%
West Texas Intermediate Oil Price	$ 74	$ 75	$ 76
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.30%	2.30%	2.00%
United States Real GDP year-over-year growth	3.00%	3.20%	3.00%
Canadian unemployment rate	5.70%	5.30%	5.30%
United States unemployment rate	3.40%	3.50%	3.20%
Canadian Housing Price Index growth	5.40%	6.20%	4.40%
S&P 500 Index growth rate	12.10%	10.00%	12.50%
Canadian household debt service ratio	14.60%	14.60%	14.90%
West Texas Intermediate Oil Price	$ 96	$ 98	$ 97
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.70%	2.70%	2.70%
United States Real GDP year-over-year growth	2.90%	2.90%	3.10%
Canadian unemployment rate	5.30%	5.30%	5.40%
United States unemployment rate	3.20%	3.20%	3.20%
Canadian Housing Price Index growth	7.80%	8.00%	5.40%
S&P 500 Index growth rate	9.60%	9.70%	11.10%
Canadian household debt service ratio	14.50%	14.30%	14.50%
West Texas Intermediate Oil Price	$ 115	$ 131	$ 110
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	0.00%	(0.50%)	(0.70%)
United States Real GDP year-over-year growth	0.10%	0.30%	(0.80%)
Canadian unemployment rate	7.20%	7.30%	7.10%
United States unemployment rate	5.20%	5.10%	5.40%
Canadian Housing Price Index growth	(2.20%)	(5.30%)	(7.80%)
S&P 500 Index growth rate	(0.70%)	(6.70%)	(2.50%)
Canadian household debt service ratio	15.60%	15.80%	16.10%
West Texas Intermediate Oil Price	$ 66	$ 66	$ 70
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	1.10%	1.10%	1.30%
United States Real GDP year-over-year growth	1.00%	0.80%	0.90%
Canadian unemployment rate	7.00%	6.90%	6.90%
United States unemployment rate	4.70%	4.70%	4.90%
Canadian Housing Price Index growth	1.30%	1.60%	0.40%
S&P 500 Index growth rate	(2.30%)	(2.60%)	(0.50%)
Canadian household debt service ratio	15.10%	15.00%	15.00%
West Texas Intermediate Oil Price	$ 60	$ 57	$ 58